Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2021
Registrant Name	dei_EntityRegistrantName	iShares, Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0000930667
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 18, 2022
Document Effective Date	dei_DocumentEffectiveDate	Nov. 21, 2022
Prospectus Date	rr_ProspectusDate	Dec. 30, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A